CONDENSED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT) (Parenthetical)	3 Months Ended
Jun. 30, 2020 shares
Sale of warrants (in shares)	10,533,333
Class A common stock
Sale of units (in shares)	69,000,000